PIA HIGH YIELD (MACS) FUND
Schedule of Investments - February 28, 2021 (Unaudited)

Principal
Amount/Shares			Value
	CORPORATE BONDS	97.5%
	Advertising	1.6%
	Clear Channel International BV
$1,300,000	6.625%, due 8/1/25 (b)		$1,373,125
	Clear Channel Outdoor Holdings, Inc.
675,000	7.75%, due 4/15/28 (b)		684,771
			2,057,896
	Aerospace/Defense	2.4%
	F-Brasile SpA / F-Brasile US LLC
1,500,000	7.375%, due 8/15/26 (b)		1,522,500
	Triumph Group, Inc.
300,000	6.25%, due 9/15/24 (b)		302,625
1,250,000	7.75%, due 8/15/25		1,228,125
			3,053,250
	Auto Manufacturers	1.1%
	PM General Purchaser LLC
1,250,000	9.50%, due 10/1/28 (b)		1,377,750
	Auto Parts & Equipment	1.8%
	Dealer Tire LLC / DT Issuer LLC
1,506,000	8.00%, due 2/1/28 (b)		1,615,185
	Real Hero Merger Sub 2, Inc.
675,000	6.25%, due 2/1/29 (b)		696,094
			2,311,279
	Building & Construction	1.1%
	Brundage-Bone Concrete Pumping Holdings, Inc.
1,350,000	6.00%, due 2/1/26 (b)		1,399,450
	Building Materials	3.3%
	Core & Main Holdings LP
1,250,000	8.625% Cash or 9.375% PIK, due 9/15/(b) (c)		1,272,988
	CP Atlas Buyer, Inc.
1,205,000	7.00%, due 12/1/28 (b)		1,253,953
	Northwest Hardwoods, Inc.
400,000	7.50%, due 8/1/21 (b) (d) (e)		176,000
	NWH Escrow Corp.
400,000	7.50%, due 8/1/21 (b) (d) (e)		176,000
	SRM Escrow Issuer LLC
1,250,000	6.00%, due 11/1/28 (b)		1,300,780
			4,179,721
	Chemicals	7.2%
	Consolidated Energy Finance SA
800,000	6.875%, due 6/15/25 (b)		815,500
450,000	6.50%, due 5/15/26 (b)		455,625
	CSTN Merger Sub, Inc.
1,375,000	6.75%, due 8/15/24 (b)		1,300,949
	GPD Cos, Inc.
150,000	10.125%, due 4/1/26 (b)		166,313

	Innophos Holdings, Inc.
1,300,000	9.375%, due 2/15/28 (b)		1,414,562
	Iris Holdings, Inc.
650,000	8.75% Cash or 10.000% PIK, due 2/15/26 (b) (c)		658,938
	Koppers, Inc.
1,524,000	6.00%, due 2/15/25 (b)		1,574,482
	Methanex Corp.
1,250,000	5.125%, due 10/15/27		1,294,313
	Neon Holdings, Inc.
1,250,000	10.125%, due 4/1/26 (b)		1,385,938
			9,066,620
	Commercial Services	1.6%
	APX Group, Inc.
150,000	8.50%, due 11/1/24		158,047
550,000	6.75%, due 2/15/27 (b)		586,437
	Nielsen Finance LLC / Nielsen Finance Co.
750,000	5.625%, due 10/1/28 (b)		794,531
500,000	5.875%, due 10/1/30 (b)		541,563
			2,080,578
	Construction Machinery	1.1%
	Capitol Investment Merger Sub 2 LLC
1,250,000	10.00%, due 8/1/24 (b)		1,358,463
	Consumer Cyclical Services	2.1%
	CoreCivic, Inc.
1,250,000	4.75%, due 10/15/27		1,120,313
	Photo Holdings Merger Sub, Inc.
1,485,000	8.50%, due 10/1/26 (b)		1,595,543
			2,715,856
	Consumer Services	2.3%
	Cimpress Plc
1,335,000	7.00%, due 6/15/26 (b)		1,412,777
	Quad Graphics, Inc.
1,485,000	7.00%, due 5/1/22		1,482,795
			2,895,572
	Containers and Packaging	4.8%
	LABL Escrow Issuer LLC
1,200,000	6.75%, due 7/15/26 (b)		1,289,249
	Matthews International Corp.
1,389,000	5.25%, due 12/1/25 (b)		1,414,897
	Pactiv LLC
500,000	8.375%, due 4/15/27		574,280
	Plastipak Holdings, Inc.
1,250,000	6.25%, due 10/15/25 (b)		1,286,719
	Trident TPI Holdings, Inc.
265,000	9.25%, due 8/1/24 (b)		281,563
1,200,000	6.625%, due 11/1/25 (b)		1,222,374
			6,069,082
	Diversified Financial Services	0.5%
	VistaJet Malta Finance PLC / XO Management Holding, Inc.
650,000	10.50%, due 6/1/24 (b)		693,875
	Diversified Manufacturing	0.7%
	FXI Holdings, Inc.
295,000	12.25%, due 11/15/26 (b)		335,145
	Husky III Holding Ltd.
500,000	13.00% Cash or 13.75% PIK, due 2/15/25 (b) (c)		544,688
			879,833

	Engineering & Construction	2.1%
	New Enterprise Stone & Lime Co., Inc.
751,000	6.25%, due 3/15/26 (b)		774,938
500,000	9.75%, due 7/15/28 (b)		562,500
	PowerTeam Services LLC
1,250,000	9.033%, due 12/4/25 (b)		1,387,500
			2,724,938
	Enterprise Software & Services	0.8%
	Rocket Software, Inc.
1,000,000	6.50%, due 2/15/29 (b)		996,875
	Entertainment	1.0%
	Powdr Corp.
1,250,000	6.00%, due 8/1/25 (b)		1,310,938
	Environmental Control	1.2%
	Tervita Corp.
1,400,000	11.00%, due 12/1/25 (b)		1,515,500
	Financial Services	1.0%
	Arrow Bidco LLC
1,391,000	9.50%, due 3/15/24 (b)		1,256,970
	Food and Beverage	2.4%
	Dean Foods Co.
610,000	6.50%, due 3/15/23 (b) (d)		12,581
	Dole Food Co, Inc.
250,000	7.25%, due 6/15/25 (b)		256,536
	H-Food Holdings LLC / Hearthside Finance Co, Inc.
1,250,000	8.50%, due 6/1/26 (b)		1,301,906
	Sigma Holdco BV
1,400,000	7.875%, due 5/15/26 (b)		1,435,441
			3,006,464
	Food Wholesale/Distribution	2.2%
	United Natural Foods, Inc.
1,200,000	6.75%, due 10/15/28 (b)		1,258,500
	US Foods, Inc.
1,250,000	6.25%, due 4/15/25 (b)		1,334,480
150,000	4.75%, due 2/15/29 (b)		152,813
			2,745,793
	Forest and Paper Products Manufacturing	1.2%
	Schweitzer-Mauduit International, Inc.
1,385,000	6.875%, due 10/1/26 (b)		1,478,806
	Hardware	0.5%
	Everi Payments Inc.
616,000	7.50%, due 12/15/25 (b)		641,345
	Healthcare - Products	1.1%
	Varex Imaging Corp.
1,250,000	7.875%, due 10/15/27 (b)		1,378,125
	Healthcare - Services	1.1%
	Hadrian Merger Sub, Inc.
1,288,000	8.50%, due 5/1/26 (b)		1,344,105

	Home Improvement	1.0%
	Apex Tool Group LLC/BC Mountain Finance, Inc.
1,250,000	9.00%, due 2/15/23 (b)		1,243,750
	Household Products/Warehouse	1.0%
	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
1,250,000	5.00%, due 12/31/26 (b)		1,287,788
	Industrial - Other	2.1%
	Brand Energy & Infrastructure Services, Inc.
1,125,000	8.50%, due 7/15/25 (b)		1,127,813
	Cleaver-Brooks, Inc.
1,500,000	7.875%, due 3/1/23 (b)		1,479,218
			2,607,031
	Machinery - Thermal Process	1.1%
	GrafTech Finance, Inc.
1,350,000	4.625%, due 12/15/28 (b)		1,378,958
	Machinery Manufacturing	4.2%
	Granite US Holdings Corp.
1,250,000	11.00%, due 10/1/27 (b)		1,403,125
	JPW Industries Holding Corp.
1,580,000	9.00%, due 10/1/24 (b)		1,595,800
	MAI Holdings, Inc.
700,000	9.50%, due 6/1/23 (b) (e)		147,000
	Titan Acquisition Ltd. / Titan Co-Borrower LLC
700,000	7.75%, due 4/15/26 (b)		722,750
	Titan International, Inc.
1,453,000	6.50%, due 11/30/23		1,436,501
			5,305,176
	Manufactured Goods	3.0%
	FXI Holdings, Inc.
836,000	7.875%, due 11/1/24 (b)		850,630
	Grinding Media Inc./ MC Grinding Media Canada, Inc.
1,594,000	7.375%, due 12/15/23 (b)		1,627,872
	Park-Ohio Industries, Inc.
1,350,000	6.625%, due 4/15/27		1,376,514
			3,855,016
	Marine Transportation	1.0%
	Altera Infrastructure LP/Teekay Offshore Finance Corp.
1,400,000	8.50%, due 7/15/23 (b)		1,274,000
	Media Entertainment	3.4%
	Diamond Sports Group LLC / Diamond Sports Finance Co.
1,083,000	5.375%, due 8/15/26 (b)		767,251
	Getty Images, Inc.
1,624,000	9.75%, due 3/1/27 (b)		1,731,280
	Meredith Corp.
725,000	6.50%, due 7/1/25 (b)		774,391
1,000,000	6.875%, due 2/1/26		1,022,215
			4,295,137
	Metals and Mining	4.5%
	Arconic Corp.
150,000	6.125%, due 2/15/28 (b)		158,581
	Harsco Corp.
1,250,000	5.75%, due 7/31/27 (b)		1,305,469

	Rain CII Carbon LLC/CII Carbon Corp.
1,300,000	7.25%, due 4/1/25 (b)		1,334,444
	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
1,345,000	7.50%, due 6/15/25 (b)		1,398,363
	TMS International Holding Corp.
1,400,000	7.25%, due 8/15/25 (b)		1,435,294
			5,632,151
	Midstream	1.0%
	Rockpoint Gas Storage Canada Ltd.
1,250,000	7.00%, due 3/31/23 (b)		1,238,369
	Oil and Gas Services	4.3%
	Archrock Partners LP / Archrock Partners Finance Corp.
675,000	6.875%, due 4/1/27 (b)		713,961
500,000	6.25%, due 4/1/28 (b)		521,875
	CSI Compressco LP / CSI Compressco Finance, Inc.
1,675,000	7.50%, due 4/1/25 (b)		1,684,421
	CVR Energy, Inc.
1,250,000	5.25%, due 2/15/25 (b)		1,235,625
	USA Compression Partners LP/USA Compression Finance Corp.
985,000	6.875%, due 4/1/26		1,018,859
250,000	6.875%, due 9/1/27		262,923
			5,437,664
	Other Industrial	1.0%
	Modulaire Global Finance Plc
1,250,000	8.00%, due 2/15/23 (b)		1,272,644
	Packaging	0.8%
	Mauser Packaging Solutions Holding Co.
1,038,000	5.50%, due 4/15/24 (b)		1,043,408
	Paper	2.1%
	Clearwater Paper Corp.
1,300,000	4.75%, due 8/15/28 (b)		1,333,742
	Mercer International, Inc.
690,000	5.50%, due 1/15/26		708,327
550,000	5.125%, due 2/1/29 (b)		560,313
			2,602,382
	Pipelines	3.5%
	Genesis Energy LP / Genesis Energy Finance Corp.
175,000	8.00%, due 1/15/27		177,224
1,050,000	7.75%, due 2/1/28		1,038,408
	Martin Midstream Partners LP / Martin Midstream Finance Corp.
1,000,000	11.50%, due 2/28/25 (b)		1,015,000
	Summit Midstream Holdings, LLC
1,050,000	5.50%, due 8/15/22		1,022,438
	TransMontaigne Partners LP/TLP Finance Corp.
1,236,000	6.125%, due 2/15/26		1,248,595
			4,501,665
	Poultry	0.4%
	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
550,000	4.625%, due 3/1/29 (b)		558,126
	Publishing and Broadcasting	1.1%
	Salem Media Group, Inc.
1,385,000	6.75%, due 6/1/24 (b)		1,364,225

	Radio	4.3%
	Beasley Mezzanine Holdings LLC
1,400,000	8.625%, due 2/1/26 (b)		1,421,000
	Entercom Media Corp.
1,350,000	7.25%, due 11/1/24 (b)		1,367,921
	Townsquare Media, Inc.
1,150,000	6.875%, due 2/1/26 (b)		1,204,625
	Urban One, Inc.
1,400,000	7.375%, due 2/1/28 (b)		1,414,000
			5,407,546
	Real Estate	0.8%
	GEO Group, Inc.
1,080,000	5.125%, due 4/1/23		991,574
	REITs - Storage	1.0%
	Iron Mountain, Inc.
250,000	5.00%, due 7/15/28 (b)		259,690
1,000,000	5.25%, due 7/15/30 (b)		1,030,000
			1,289,690
	Retail - Leisure Products	1.1%
	Party City Holdings, Inc.
1,400,000	8.75%, due 2/15/26 (b)		1,430,625
	Retail - Office Supplies	1.4%
	Staples, Inc.
933,000	7.50%, due 4/15/26 (b)		936,452
900,000	10.75%, due 4/15/27 (b)		860,625
			1,797,077
	Software and Services	0.6%
	Donnelley Financial Solutions, Inc.
455,000	8.25%, due 10/15/24		475,475
	Exela Intermediate LLC/Exela Finance, Inc.
750,000	10.00%, due 7/15/23 (b)		242,813
			718,288
	Supermarkets	0.3%
	KeHE Distributors LLC / KeHE Finance Corp.
370,000	8.625%, due 10/15/26 (b)		412,493
	Technology	0.6%
	Granite Merger Sub 2, Inc.
642,000	11.00%, due 7/15/27 (b)		737,777
	Telecommunications	1.0%
	Plantronics, Inc.
1,250,000	5.50%, due 5/31/23 (b)		1,261,269
	Tobacco Manufacturing	1.1%
	Vector Group Ltd.
1,375,000	5.75%, due 2/1/29 (b)		1,427,422
	Transportation Services	2.5%
	Bristow Group, Inc.
1,400,000	6.875%, due 3/1/28 (b)		1,415,750
	LBC Tank Terminals Holding
1,200,000	6.875%, due 5/15/23 (b)		1,202,250
	OPE KAG Finance Sub, Inc.
550,000	7.875%, due 7/31/23 (b)		546,505
			3,164,505

	Wireline Telecommunications Services	1.1%
	Intrado Corp.
660,000	5.375%, due 7/15/22 (b)		623,700
800,000	8.50%, due 10/15/25 (b)		795,500
			1,419,200
	Total Corporate Bonds (cost $120,466,274)		123,494,040

	MONEY MARKET FUND	1.4%
1,768,108	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a)		1,768,108
	Total Money Market Fund (cost $1,768,108)		1,768,108

	Total Investments (cost $122,234,382)	98.9%	125,262,148
	Other Assets less Liabilities	1.1%	1,407,837
	TOTAL NET ASSETS	100.0%	$126,669,985

(a)	Rate shown is the 7-day annualized yield as of February 28, 2021.
(b)	Security purchased within the terms of a private placement memorandum, exempt
	from registration under Rule 144A of the Securities Act of 1933, as amended, and
	may be sold only to dealers in the program or other "qualified institutional buyers."
	As of February 28, 2021, the value of these investments was $106,857,115 or 84.36% of total net assets.
(c)	Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
(d)	Security is in default.
(e)	Security valued at fair value using methods determined in good faith by or at the direction of the
	Board of Trustees of Advisors Series Trust. Value determined using significant unobservable inputs.
	As of February 28, 2021, the total value of fair valued securities was $499,000 or 0.39% of
	total net assets.

PIA High Yield (MACS) Fund
Summary of Fair Value Disclosure at February 28, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2021:

PIA High Yield (MACS) Fund	Level 1	Level 2	Level 3	Total

Fixed Income
Corporate Bonds	$-	$122,995,040	$499,000	$123,494,040
Total Fixed Income	-	122,995,040	499,000	123,494,040
Money Market Fund	1,768,108	-	-	1,768,108
Total Investments	$1,768,108	$122,995,040	$499,000	$125,262,148

Refer to the Fund’s schedule of investments for a detailed break-out of securities.

Level 3 Reconciliation Disclosure

Investments in Securities, at Value
Corporate Bonds
Balance as of November 30, 2020	$147,000
Accrued discounts/premiums	1,045
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	(1,045)
Purchases	-
Sales	-
Transfers in and/or out of Level 3	$352,000
Balance as of February 28, 2021	$499,000

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at February 28, 2021, and still classified as Level 3 was $(1,045).